Semi-Annual Report

 .Pacific Corinthian Variable Separate Account of
  Pacific Corinthian Life Insurance Company




                               [LOGO OF PACIFIC CORINTHIAN
                               VARIABLE ANNUITY APPEARS HERE]
                               Pacific Corinthian Life Insurance Company

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (Unaudited)
(In thousands)

                                                              Variable  Variable   Variable   Variable   Variable   Variable
                                                              Account   Account    Account    Account    Account    Account
                                                                 I         II        III         IV        VII         IX
                                                              --------------------------------------------------------------
ASSETS

Investments in Pacific Select Fund:
 Money Market Portfolio (609 shares; cost $6,115) ...........  $6,123
 Equity Portfolio (4,456 shares; cost $61,495) ..............           $102,661
 Bond and Income Portfolio (2,685 shares; cost $31,349) .....                      $31,488
 Government Securities Portfolio (131 shares; cost $1,341) ..                                  $1,359
 Equity Income Portfolio (1,027 shares; cost $15,008) .......                                            $23,018
 Multi-Strategy Portfolio (1,217 shares; cost $14,755) ......                                                       $18,407
 Managed Bond Portfolio (5 shares; cost $51) ................
 High Yield Bond Portfolio (18 shares; cost $177) ...........
 Equity Index Portfolio (26 shares; cost $493) ..............
 International Portfolio (51 shares; cost $727) .............
 Growth LT Portfolio (97 shares; cost $1,424) ...............

Receivables:
 Fund shares redeemed .......................................                 14        12
                                                              --------------------------------------------------------------
Total Assets.................................................   6,123    102,675    31,500      1,359     23,018     18,407
                                                              --------------------------------------------------------------
LIABILITIES

Payables:
 Due to Pacific Corinthian Life Insurance Co ................                 14        12
 Other liabilities ..........................................      27        857       334          7        186         65
                                                              --------------------------------------------------------------
Total Liabilities ...........................................      27        871       346          7        186         65
                                                              --------------------------------------------------------------
NET ASSETS ..................................................  $6,096   $101,804   $31,154     $1,352    $22,832    $18,342
                                                              ==============================================================

                                                              Variable  Variable   Variable   Variable   Variable
                                                              Account   Account    Account    Account    Account
                                                                 X         XI        XII        XIII       XIV
                                                              ---------------------------------------------------
ASSETS

Investments in Pacific Select Fund:
 Money Market Portfolio (609 shares; cost $6,115) ...........
 Equity Portfolio (4,456 shares; cost $61,495) ..............
 Bond and Income Portfolio (2,685 shares; cost $31,349) .....
 Government Securities Portfolio (131 shares; cost $1,341) ..
 Equity Income Portfolio (1,027 shares; cost $15,008) .......
 Multi-Strategy Portfolio (1,217 shares; cost $14,755) ......
 Managed Bond Portfolio (5 shares; cost $51) ................    51
 High Yield Bond Portfolio (18 shares; cost $177) ...........              181
 Equity Index Portfolio (26 shares; cost $493) ..............                         609
 International Portfolio (51 shares; cost $727) .............                                    873
 Growth LT Portfolio (97 shares; cost $1,424) ...............                                              1,597

Receivables:
 Fund shares redeemed .......................................
                                                              ---------------------------------------------------
Total Assets.................................................    51        181        609        873       1,597
                                                              ---------------------------------------------------
LIABILITIES

Payables:
 Due to Pacific Corinthian Life Insurance Co ................
 Other liabilities ..........................................                           3          4           9
                                                              ---------------------------------------------------
Total Liabilities ...........................................                           3          4           9
                                                              ---------------------------------------------------
NET ASSETS ..................................................   $51       $181       $606       $869      $1,588
                                                              ===================================================

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 1997 (Unaudited)
(In thousands)

                                                                  Variable   Variable   Variable   Variable   Variable   Variable
                                                                  Account    Account    Account    Account    Account    Account
                                                                     I          II        III         IV        VII         IX
                                                                  ---------------------------------------------------------------
INVESTMENT INCOME
 Dividends .................................................        $148     $ 3,427     $1,523       $36      $1,394     $1,228
                                                                  ---------------------------------------------------------------
Total Investment Income ....................................         148       3,427      1,523        36       1,394      1,228
                                                                  ---------------------------------------------------------------
EXPENSES
 Mortality and expense risk fees ...........................          35         560        182         8         125        103
 Other operating expenses ..................................           1           5          2                     1          1
                                                                  ---------------------------------------------------------------
Total Expenses .............................................          36         565        184         8         126        104
                                                                  ---------------------------------------------------------------
Net Investment Income ......................................         112       2,862      1,339        28       1,268      1,124
                                                                  ---------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 Net realized gain (loss) from security transactions .......           2       1,207         (3)                  639        305
 Net unrealized appreciation (depreciation)
   on investments ..........................................                   7,664       (855)       (7)      1,422        197
                                                                  ---------------------------------------------------------------
Net Realized And Unrealized Gain
 (Loss) On Investments .....................................           2       8,871       (858)       (7)      2,061        502
                                                                  ---------------------------------------------------------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS .................................        $114     $11,733     $  481       $21      $3,329     $1,626
                                                                  ===============================================================

                                                                  Variable   Variable   Variable   Variable    Variable
                                                                  Account    Account    Account    Account     Account
                                                                     X          XI        XII        XIII        XIV
                                                                  -----------------------------------------------------
INVESTMENT INCOME
 Dividends .................................................        $ 2         $7        $23        $ 19        $ 78
                                                                  -----------------------------------------------------
Total Investment Income ....................................          2          7         23          19          78
                                                                  -----------------------------------------------------
EXPENSES
 Mortality and expense risk fees ...........................          1          1          3           5           8
 Other operating expenses ..................................
                                                                  -----------------------------------------------------
Total Expenses .............................................          1          1          3           5           8
                                                                  -----------------------------------------------------
Net Investment Income ......................................          1          6         20          14          70
                                                                  -----------------------------------------------------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 Net realized gain (loss) from security transactions .......          1          1         26          41          29
 Net unrealized appreciation (depreciation)
   on investments ..........................................         (1)                   43          52         (28)
                                                                  -----------------------------------------------------
Net Realized And Unrealized Gain
 (Loss) On Investments .....................................          0          1         69          93           1
                                                                  -----------------------------------------------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS .................................         $1         $7        $89        $107         $71
                                                                  =====================================================


See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED JUNE 30, 1997 (Unaudited)
(In thousands)

                                                               Variable   Variable   Variable   Variable   Variable
                                                               Account    Account    Account    Account    Account
                                                                  I          II        III        IV         VII
                                                               ----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income ....................................     $  112    $  2,862    $1,339     $   28     $ 1,268
 Net realized gain (loss) from security transactions ......          2       1,207        (3)                   639
 Net unrealized appreciation (depreciation)
   on investments .........................................                  7,664      (855)        (7)      1,422
                                                               ----------------------------------------------------
Net Increase In Net Assets
 Resulting From Operations ................................        114      11,733       481         21       3,329
                                                               ----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM ACCOUNT TRANSACTIONS

 Transfers in .............................................        403         487        70         17         156
 Transfers out ............................................       (423)     (2,547)   (2,048)       (74)     (1,389)
                                                               ----------------------------------------------------
Net Increase (Decrease) In Net Assets Derived
 From Account Transactions ................................        (20)     (2,060)   (1,978)       (57)     (1,233)
                                                               ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................         94       9,673    (1,497)       (36)      2,096
                                                               ----------------------------------------------------
NET ASSETS
 Beginning of Period ......................................      6,002      92,131    32,651      1,388      20,736
                                                               ----------------------------------------------------
 End of Period ............................................     $6,096    $101,804   $31,154     $1,352     $22,832
                                                               ====================================================


                                                               Variable   Variable   Variable   Variable   Variable   Variable
                                                               Account    Account    Account    Account    Account    Account
                                                                  IX         X          XI        XII        XIII       XIV
                                                               ---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income ....................................    $ 1,124      $  1       $  6       $ 20      $  14      $   70
 Net realized gain (loss) from security transactions ......        305         1          1         26         41          29
 Net unrealized appreciation (depreciation)
   on investments .........................................        197        (1)                   43         52         (28)
                                                               ---------------------------------------------------------------
Net Increase In Net Assets
 Resulting From Operations ................................      1,626         1          7         89        107          71
                                                               ---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM ACCOUNT TRANSACTIONS

 Transfers in .............................................                   16        101        172        216         158
 Transfers out ............................................     (1,341)      (13)       (12)       (68)      (130)        (65)
                                                               ---------------------------------------------------------------
Net Increase (Decrease) In Net Assets Derived
 From Account Transactions ................................     (1,341)        3         89        104         86          93
                                                               ---------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................        285         4         96        193        193         164
                                                               ---------------------------------------------------------------
NET ASSETS
 Beginning of Period ......................................     18,057        47         85        413        676       1,424
                                                               ---------------------------------------------------------------
 End of Period ............................................    $18,342      $ 51       $181       $606      $ 869      $1,588
                                                               ===============================================================


See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
(In thousands)

                                                       Variable    Variable   Variable    Variable   Variable
                                                       Account     Account    Account     Account    Account
                                                          I           II         III        IV         VII
                                                     --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income (Loss) ....................      $   207   $   4,099   $  1,922    $   106    $   970
 Net realized gain from security transactions ....            3       2,716        112         16      1,023
 Net unrealized appreciation (depreciation)
   on investments ................................           16      13,454     (2,995)       (99)     1,347
                                                     --------------------------------------------------------
Net Increase (Decrease) In Net Assets
 Resulting From Operations .......................          226      20,269       (961)        23      3,340
                                                     --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM ACCOUNT TRANSACTIONS

 Transfers in ....................................        1,293         649         94         40         87
 Transfers out ...................................       (1,426)     (7,026)    (4,553)      (662)    (3,114)
                                                     --------------------------------------------------------
Net Increase (Decrease) In Net Assets Derived
 From Account Transactions .......................         (133)     (6,377)    (4,459)      (622)    (3,027)
                                                     --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ............           93      13,892     (5,420)      (599)       313
                                                     --------------------------------------------------------
NET ASSETS
 Beginning of Year ...............................        5,909      78,239     38,071      1,987     20,423
                                                     --------------------------------------------------------
 End of Year .....................................      $ 6,002   $  92,131   $ 32,651    $ 1,388    $20,736
                                                     ========================================================

                                                       Variable    Variable    Variable    Variable    Variable    Variable
                                                       Account     Account     Account     Account     Account     Account
                                                          IX          X           XI         XII         XIII        XIV
                                                     ----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income (Loss) ....................     $  1,202      $  5        $  7       $  11        $   8      $   (3)
 Net realized gain from security transactions ....          496         1                      12            6          50
 Net unrealized appreciation (depreciation)
   on investments ................................          194        (7)          1          49           74         109
                                                     ----------------------------------------------------------------------
Net Increase (Decrease) In Net Assets
 Resulting From Operations .......................        1,892        (1)          8          72           88         156
                                                     ----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM ACCOUNT TRANSACTIONS

 Transfers in ....................................           63         8           9         117          308         646
 Transfers out ...................................       (2,388)      (84)        (10)        (75)         (70)       (186)
                                                     ----------------------------------------------------------------------
Net Increase (Decrease) In Net Assets Derived
 From Account Transactions .......................       (2,325)      (76)         (1)         42          238         460
                                                     ----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ............         (433)      (77)          7         114          326         616
                                                     ----------------------------------------------------------------------
NET ASSETS
 Beginning of Year ...............................       18,490       124          78         299          350         808
                                                     ----------------------------------------------------------------------
 End of Year .....................................     $ 18,057      $ 47        $ 85       $ 413        $ 676      $1,424
                                                     ======================================================================

See Notes to Financial Statements

                  PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

1. ORGANIZATION

  Pacific Corinthian Variable Separate Account of Pacific Corinthian Life Insurance Company (the "Separate Account"), is a separate investment account established by a resolution of the Board of Directors of Pacific Corinthian Life Insurance Company (the "Company").

  The Separate Account held by the Company represents funds from individual flexible premium deferred annuity and variable accumulation contracts. The assets of the Separate Account are carried at market value.

  The Separate Account which operates as a unit investment trust under the Investment Company Act of 1940, as amended, is divided into subaccounts ("Variable Accounts"). Each Variable Account invests in shares of a designated Portfolio of Pacific Select Fund (the "Fund") as follows:


                                      Portfolios
                                      ----------
    Variable Account I       Money Market Portfolio
    Variable Account II      Equity Portfolio
    Variable Account III     Bond and Income Portfolio
    Variable Account IV      Government Securities Portfolio
    Variable Account VII     Equity Income Portfolio
    Variable Account IX      Multi-Strategy Portfolio
    Variable Account X       Managed Bond Portfolio
    Variable Account XI      High Yield Bond Portfolio
    Variable Account XII     Equity Index Portfolio
    Variable Account XIII    International Portfolio
    Variable Account XIV     Growth LT Portfolio


  The Company, a subsidiary of Pacific Mutual Life Insurance Company, is stock life insurance company organized under the laws of the State of California.

  The Company was formed to rehabilitate the business of First Capital Life Insurance Company under a five year rehabilitation plan ("the Plan"). The Plan required all Contract Owners to make an election to either surrender their Contract or continue as Contract Owners and consent to the assumption and reinsurance by the Company.

  The Plan does not allow the Company to accept new premiums nor does it allow the Contract Owners to transfer from any of the Variable Accounts to the Fixed Account, or from the Fixed Account to any of the Variable Accounts. Transfers continue to be permitted among the Variable Accounts. The Plan had no impact upon the operations or unit values of the Separate Account.

2. SIGNIFICANT ACCOUNTING POLICIES

  The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

 A. Valuation of Investments

  Investments in shares of the Fund is valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to their financial statements.

 B. Reinvestment of Dividends

  Dividends received from net investment income and net realized capital gains are reinvested in additional shares of the portfolio of the Fund making the distribution or, at the election of the Separate Account, are received in cash. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

 C. Federal Income Taxes

  Operations of the Separate Account form a part of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code (the "Code"). Under current law, no Federal income taxes are payable with respect to the Separate Account.

  Under the principles set forth in Internal Revenue Service Revenue Ruling 81-225 and section 817(h) of the Code and regulations thereunder, the Company believes that it will be treated as the owner of the assets invested in the Separate Account for Federal income tax purposes, with the result that earnings and gains, if any, derived from those assets will not be included in a Contract Owner's gross income until amounts are withdrawn, or received pursuant to an Optional Payment Plan.

3. CONTRACT CHARGES

  A contingent deferred sales charge may be deducted upon partial or complete withdrawal or upon annuitization of a Contract.

  An annual contract maintenance charge of $30 is imposed on all Contracts on December 31 of each year. The charge covers the cost of Contract administration for the following year and is apportioned equally among the accounts to which the Contract Value is allocated.

  Mortality and expense risks assumed by the Company are compensated by a charge equivalent to an annual rate of 1.19% of the value of each Variable Account's net assets of which approximately 1.00% is for assuming mortality risks and 0.19% is for assuming expense risks.

  In addition, the Separate Account bears certain of its operating expenses, subject to the Company guarantee that such expenses will not exceed 0.25% of any Variable Account's average daily net assets annually. The Company further guarantees that the ordinary operating expenses of a Variable Account together with the operating expenses incurred by its underlying Fund Portfolio, exclusive of advisory and

                 PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

management fees, interest, taxes, brokerage commissions, transaction costs or extraordinary expenses, will not exceed 0.6% of average daily net assets annually after consideration for any adjustment by the Fund's Investment Adviser for Fund expenses in excess of state expense limitations, except that additional custodial costs associated with holding foreign securities and foreign taxes on dividends, interests and gains will also be excluded with respect to the underlying International Portfolio of the Fund.

5. SELECTED ACCUMULATION UNIT** INFORMATION

 Selected accumulation unit information for the period ended June 30, 1997 were as follows:

                              Accumulation
                               Unit Value
     --------------------------------------------------------------
                        At
                      Begin-              At        Number of Units
     Variable         ning of           End of        Outstanding
     Accounts         Period            Period     at End of Period
     --------------------------------------------------------------

        I             $1.819            $1.854          3,287,408
        II             5.208             5.873         17,333,049
       III             3.879             3.939          7,908,699
        IV             1.835             1.865            725,043
       VII             2.053             2.392          9,543,794
        IX             1.865             2.041          8,988,340
        X              1.202             1.227             41,475
        XI             1.266             1.321            136,803
       XII             1.612             1.931            313,849
       XIII            1.328             1.507            576,724
       XIV             1.520             1.592            997,638

--------------
** Accumulation Unit: unit of measure used to calculate the value of a Contract
   Owner's interest in a Variable Account during the Accumulation Period.